SUBSEQUENT EVENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Event 1
Subsequent Event, Date		Jan. 01, 2021
Subsequent Event, Description		Board of Directors appointed Keith Marchiando as the Company’s Chief Financial Officer and the Company entered into an employment letter with Mr. Marchiando (“Marchiando Agreement”)
Event 2
Subsequent Event, Date		Jan. 01, 2021
Subsequent Event, Description		Mr. Rice resigned from his position as Chief Financial Officer of the Company
Event 3
Subsequent Event, Description		Company, through direct private transactions, has received proceeds from the sale of 5,310,435 shares of common stock
Event 4
Subsequent Event, Description		Company entered into three (3) additional Agreements totaling $105,000 with third parties
Subsequent Event 1
Sale of Stock, Description of Transaction	Company received proceeds
Stock Issued	$ 474,970
Issuance of common stock for cash, Shares	3,447,794
Sale of Stock, Price Per Share	$ 0.14
Subsequent Event 2
Sale of Stock, Description of Transaction	issued 4,348,969 shares from the cashless exercise of 11,077,896 common stock warrants
Issuance of common stock for cash, Shares	4,348,969
Subsequent Event 3
Sale of Stock, Description of Transaction	Company entered into an additional Participation Agreement totaling $45,000 with a related party
Subsequent Event 4
Sale of Stock, Description of Transaction	Debt Extension and Conversion Agreements with certain investors